Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Income tax expense	$ (83)	$ (81)	$ (157)	$ (143)	$ (353)	$ (394)	$ (342)
Effective income tax rate	37.20%		37.50%		35.80%	36.40%	35.80%
United States Federal Statutory Tax Rate			35.00%		35.00%	35.00%	35.00%
Liberty
Income Tax Disclosure [Line Items]
Current tax payments due to related parties	$ 22		$ 22		$ 78